PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Details) - Pension Benefits - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 8,907	$ 8,686	$ 8,665
ABO	8,004	7,848
Fair value of plan assets	$ 9,517	$ 9,333	$ 8,764